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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    ATFinancial Advisors Corp.

Address: 895 Main Street
         Dubuque, IA 52004-0938



Form 13F File Number: 28-14050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A Stevens

Title:   President, Chief Investment Officer

Phone:   563-589-0851


Signature, Place and Date of Signing:

  /s/ Mark A Stevens             Dubuque, IA                 10/14/2011
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    File Number                Name

    28-14048                   AT Bancorp

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